Risk management - United States - SC USA (Details) - North America	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Credit risk
Non-performing rate (as a percent)	2.20%	2.79%	2.77%
Percentage decrease in non-performing loans ratio	0.59%
UNITED STATES
Credit risk
Non-performing rate (as a percent)	2.20%	2.92%	2.79%
Percentage decrease in non-performing loans ratio	0.72%
UNITED STATES | Santander Consumer USA Holdings Inc.
Credit risk
Credit exposure, percentage of total loans	3.00%
Non-performing rate (as a percent)	6.16%	7.73%	5.86%
Percentage decrease in non-performing loans ratio	1.58%
Cost of credit	9.42%
Increase in cost of credit	59.00%
Coverage rate (as a percent)	175.00%
Decrease In coverge ratio (as a percent)	0.20%
UNITED STATES | Auto financing through loan and leasing | Santander Consumer USA Holdings Inc.
Credit risk
Credit exposure, percentage of total loans	97.00%